INITIAL PUBLIC OFFERING (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Feb. 16, 2021	Dec. 31, 2020
Initial public offering per share (in Dollars)		$ 10.00	$ 10.00
Private placement, description	Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.
Number of Common Shares per Unit Issued (in shares)		1
IPO
Initial public offering per share (in Dollars)		$ 10.00
Class A ordinary shares
Initial public offering per share (in Dollars)	$ 12.00
Number of Common Shares per Unit Issued (in shares)		1
Class A ordinary shares | IPO
Initial public offering per share (in Dollars)		$ 10.00
Number of common share purchase warrants, per unit issued (in shares)		0.125